Segmented Information (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Operating Segments Abstract
Disclosure of revenues allocated by segment [Table Text Block]
	For the Years Ended
	March 31, 2024	March 31, 2023	March 31, 2022
Vehicle and parts sales	$38,879,072	$39,311,659	$13,714,227
Revenue from operating and finance leases	385,643	113,789	3,297,619
Accretion on promissory note	-	-	7,035
Finance income	7,124	270,442	217,892

	$39,271,839	$39,695,890	$17,236,773

Disclosure of revenues allocated by geography [Table Text Block]
	For the Years Ended
	March 31, 2024	March 31, 2023	March 31, 2022
United States of America	37,055,314	$39,497,713	$15,972,137
Canada	2,216,525	198,177	1,264,636

Total	$39,271,839	$39,695,890	$17,236,773

Disclosure of expenses related to salaries and benefits [Table Text Block]
	For the Years Ended
	March 31, 2024	March 31, 2023
United States of America	2,529,937	$2,485,711
Canada	233,588	119,080

Total	$2,763,525	$2,604,791